DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Schedule of the balance sheet location and carrying value of the Company's derivative instruments

December 31, 2012	Derivative Instruments used as Cash Flow Hedges	Derivative Instruments used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments	Effects of Netting	Total Net Derivative Instruments[1]
(millions of Canadian dollars)
Accounts receivable and other (Note 7)
Foreign exchange contracts	4	16	210	230	-	230
Interest rate contracts	7	-	11	18	(2)	16
Commodity contracts	18	-	127	145	(17)	128
Other contracts	3	-	6	9	-	9
	32	16	354	402	(19)	383
Deferred amounts and other assets (Note 12)
Foreign exchange contracts	11	79	225	315	-	315
Interest rate contracts	21	-	12	33	(3)	30
Commodity contracts	5	-	60	65	(5)	60
Other contracts	2	-	1	3	-	3
	39	79	298	416	(8)	408
Accounts payable and other (Note 15)
Foreign exchange contracts	(5)	-	(100)	(105)	-	(105)
Interest rate contracts	(673)	-	(2)	(675)	2	(673)
Commodity contracts	(10)	-	(304)	(314)	17	(297)
	(688)	-	(406)	(1,094)	19	(1,075)
Other long-term liabilities (Note 17)
Foreign exchange contracts	(41)	(5)	(23)	(69)	-	(69)
Interest rate contracts	(293)	-	(15)	(308)	3	(305)
Commodity contracts	(6)	-	(388)	(394)	5	(389)
	(340)	(5)	(426)	(771)	8	(763)
Total net derivative asset/(liability)
Foreign exchange contracts	(31)	90	312	371	-	371
Interest rate contracts	(938)	-	6	(932)	-	(932)
Commodity contracts	7	-	(505)	(498)	-	(498)
Other contracts	5	-	7	12	-	12
	(957)	90	(180)	(1,047)	-	(1,047)

December 31, 2011	Derivative Instruments used as Cash Flow Hedges	Derivative Instruments used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments	Effects of Netting	Total Net Derivative Instruments[1]
(millions of Canadian dollars)
Accounts receivable and other (Note 7)
Foreign exchange contracts	4	15	315	334	-	334
Interest rate contracts	-	-	12	12	(4)	8
Commodity contracts	7	-	146	153	(19)	134
Other contracts	3	-	7	10	-	10
	14	15	480	509	(23)	486
Deferred amounts and other assets (Note 12)
Foreign exchange contracts	15	79	203	297	-	297
Interest rate contracts	1	-	24	25	(3)	22
Commodity contracts	12	-	241	253	(15)	238
Other contracts	3	-	2	5	-	5
	31	79	470	580	(18)	562
Accounts payable and other (Note 15)
Foreign exchange contracts	(4)	-	(275)	(279)	-	(279)
Interest rate contracts	(477)	-	(8)	(485)	4	(481)
Commodity contracts	(32)	-	(107)	(139)	19	(120)
	(513)	-	(390)	(903)	23	(880)
Other long-term liabilities (Note 17)
Foreign exchange contracts	(35)	(5)	(51)	(91)	-	(91)
Interest rate contracts	(415)	-	(20)	(435)	3	(432)
Commodity contracts	(29)	-	(20)	(49)	15	(34)
	(479)	(5)	(91)	(575)	18	(557)
Total net derivative asset/(liability)
Foreign exchange contracts	(20)	89	192	261	-	261
Interest rate contracts	(891)	-	8	(883)	-	(883)
Commodity contracts	(42)	-	260	218	-	218
Other contracts	6	-	9	15	-	15
	(947)	89	469	(389)	-	(389)

1            As presented in the Consolidated Statements of Financial Position.

Schedule of the maturity and notional principal or quantity outstanding related to the Company's derivative instruments

December 31, 2012	2013	2014	2015	2016	2017	Thereafter
Foreign exchange contracts – United States dollar forwards - purchase(millions of United States dollars)	558	468	25	25	413	6
Foreign exchange contracts – United States dollar forwards - sell(millions of United States dollars)	2,088	2,402	2,751	2,323	2,557	158
Foreign exchange contracts - Euro dollar forwards - purchase (millions of Euros)	6	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	3,644	3,591	3,455	3,157	2,841	171
Interest rate contracts - long-term debt (millions of Canadian dollars)	4,590	3,055	1,760	1,142	-	-
Equity contracts (millions of Canadian dollars)	39	36	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	55	19	10	10	11	3
Commodity contracts - crude oil (millions of barrels)	37	38	29	23	18	9
Commodity contracts - NGL (millions of barrels)	1	2	-	-	-	-
Commodity contracts - power (megawatt hours (MWH))	51	67	48	63	83	66

December 31, 2011	2012	2013	2014	2015	2016	Thereafter
Foreign exchange contracts – United States dollar forwards - purchase(millions of United States dollars)	58	287	468	25	25	418
Foreign exchange contracts – United States dollar forwards - sell(millions of United States dollars)	2,017	1,865	2,182	2,583	2,039	180
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	3,227	3,237	2,787	2,641	2,428	215
Interest rate contracts - long-term debt (millions of Canadian dollars)	2,650	2,000	1,650	750	-	-
Equity contracts (millions of Canadian dollars)	36	26	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	20	59	1	1	1	-
Commodity contracts - crude oil (millions of barrels)	11	26	17	8	7	10
Commodity contracts - NGL (millions of barrels)	4	1	-	-	-	-
Commodity contracts - power (MWH)	40	28	40	48	63	58

Schedule of effect of cash flow hedges and net investment hedges on the Company's consolidated earnings and consolidated comprehensive income, before the effect of income taxes

Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Amount of unrealized gains/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	(12)	(22)	(25)
Interest rate contracts	(46)	(724)	(217)
Commodity contracts	52	72	128
Other contracts	(3)	6	(1)
Net investment hedges
Foreign exchange contracts	1	(26)	19
	(8)	(694)	(96)
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts[1]	1	1	(7)
Interest rate contracts[2]	(1)	(10)	61
Commodity contracts[3]	(3)	(55)	(116)
Other contracts[4]	2	(2)	1
	(1)	(66)	(61)
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts[2]	23	11	-
Commodity contracts[3]	(3)	5	(3)
	20	16	(3)

1            Reported within Other income in the Consolidated Statements of Earnings.

2            Reported within Interest expense in the Consolidated Statements of Earnings.

3            Reported within Commodity costs in the Consolidated Statements of Earnings.

4            Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of unrealized gains and losses associated with changes in the fair value of the Company's non-qualifying derivatives

Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Foreign exchange contracts[1]	120	(179)	33
Interest rate contracts[2]	(2)	9	(3)
Commodity contracts[3]	(765)	280	(12)
Other contracts[4]	(2)	4	-
Total unrealized derivative fair value gains/(loss)	(649)	114	18

1            Reported within Transportation and other services revenues and Other income in the Consolidated Statements of Earnings.

2            Reported within Interest expense in the Consolidated Statements of Earnings.

3            Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

4            Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of group credit concentrations and maximum credit exposure, with respect to derivative instruments

December 31,	2012	2011
(millions of Canadian dollars)
Canadian financial institutions	306	431
United States financial institutions	129	287
European financial institutions	244	257
Other[1]	128	112
	807	1,087

1          Other is comprised of commodity clearing house and natural gas and crude physical counterparties.

Schedule of derivative assets and liabilities measured at fair value

December 31, 2012	Level 1	Level 2	Level 3	Total Gross Derivative Instruments	Effects of Netting	Total
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	230	-	230	-	230
Interest rate contracts	-	18	-	18	(2)	16
Commodity contracts	3	24	118	145	(17)	128
Other contracts	-	9	-	9	-	9
	3	281	118	402	(19)	383
Long-term derivative assets
Foreign exchange contracts	-	315	-	315	-	315
Interest rate contracts	-	33	-	33	(3)	30
Commodity contracts	-	56	9	65	(5)	60
Other contracts	-	3	-	3	-	3
	-	407	9	416	(8)	408
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(105)	-	(105)	-	(105)
Interest rate contracts	-	(675)	-	(675)	2	(673)
Commodity contracts	(9)	(229)	(76)	(314)	17	(297)
	(9)	(1,009)	(76)	(1,094)	19	(1,075)
Long-term derivative liabilities
Foreign exchange contracts	-	(69)	-	(69)	-	(69)
Interest rate contracts	-	(308)	-	(308)	3	(305)
Commodity contracts	-	(319)	(75)	(394)	5	(389)
	-	(696)	(75)	(771)	8	(763)
Total net financial asset/(liability)
Foreign exchange contracts	-	371	-	371	-	371
Interest rate contracts	-	(932)	-	(932)	-	(932)
Commodity contracts	(6)	(468)	(24)	(498)	-	(498)
Other contracts	-	12	-	12	-	12
	(6)	(1,017)	(24)	(1,047)	-	(1,047)

December 31, 2011	Level 1	Level 2	Level 3	Total Gross Derivative Instruments	Effects of Netting	Total
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	334	-	334	-	334
Interest rate contracts	-	12	-	12	(4)	8
Commodity contracts	1	66	86	153	(19)	134
Other contracts	-	10	-	10	-	10
	1	422	86	509	(23)	486
Long-term derivative assets
Foreign exchange contracts	-	297	-	297	-	297
Interest rate contracts	-	25	-	25	(3)	22
Commodity contracts	-	208	45	253	(15)	238
Other contracts	-	5	-	5	-	5
	-	535	45	580	(18)	562
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(279)	-	(279)	-	(279)
Interest rate contracts	-	(485)	-	(485)	4	(481)
Commodity contracts	-	(59)	(80)	(139)	19	(120)
	-	(823)	(80)	(903)	23	(880)
Long-term derivative liabilities
Foreign exchange contracts	-	(91)	-	(91)	-	(91)
Interest rate contracts	-	(435)	-	(435)	3	(432)
Commodity contracts	-	(30)	(19)	(49)	15	(34)
	-	(556)	(19)	(575)	18	(557)
Total net financial asset/(liability)
Foreign exchange contracts	-	261	-	261	-	261
Interest rate contracts	-	(883)	-	(883)	-	(883)
Commodity contracts	1	185	32	218	-	218
Other contracts	-	15	-	15	-	15
	1	(422)	32	(389)	-	(389)

Schedule of significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments

December 31, 2012	Fair Value	Unobservable Input	Minimum Price	Maximum Price	Weighted Average Price
(Fair value in millions of Canadian dollars)
Commodity contracts - financial[1]
Natural gas	8	Forward gas price	3.21	4.31	3.54	$/mmbtu[3]
Crude	(3)	Forward crude price	58.42	108.14	100.40	$/barrel
Power	(60)	Forward power price	50.25	68.25	55.98	$/MWH
Commodity contracts - physical[1]
Natural gas	(12)	Forward gas price	2.88	5.10	3.67	$/mmbtu[3]
Crude	37	Forward crude price	51.13	116.56	92.49	$/barrel
NGL	1	Forward NGL price	0.00	2.54	1.42	$/gallon
Power	(1)	Forward power price	30.09	36.35	32.74	$/MWH
Commodity options[2]
Natural gas	1	Option volatility	29.0%	36.0%	34.0%
NGL	5	Option volatility	33.0%	104.0%	57.0%
	(24)

1	Financial and physical forward commodity contracts are valued using a market approach valuation technique.
2	Commodity options contracts are valued using an option model valuation technique.
3	One million British thermal units (mmbtu).

Schedule of changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy

Year ended December 31,	2012	2011
(millions of Canadian dollars)
Level 3 net derivative asset/(liability) at beginning of year	32	(24)
Total unrealized gains/(loss)
Included in earnings[1]	(69)	31
Included in OCI	13	(41)
Purchases	-	8
Settlements	-	58
Level 3 net derivative asset/(liability) at end of year	(24)	32

1	Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.